Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consisted of the following:

	December 31
($ in millions)	2013	2012
Term loan due March 30, 2016	$474	$525
Senior notes due March 15, 2018, 6.875%	600	600
Senior notes due March 15, 2021, 7.125%	600	600
Mississippi economic development revenue bonds due May 1, 2024, 7.81%	84	84
Gulf opportunity zone industrial development revenue bonds due December 1, 2028, 4.55%	21	21
Total long-term debt	1,779	1,830
Less current portion	79	51
Long-term debt, net of current portion	$1,700	$1,779

Aggregate Amounts of Principal Payments Due on Long-term Debt
The aggregate amounts of principal payments due on long-term debt for each of the next five years and thereafter are:

($ in millions)
2014	$79
2015	108
2016	287
2017	—
2018	600
Thereafter	705
Total long-term debt	$1,779